Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of Loans and Accounts Receivable as Well as Contingent Loans that Correspond to Related Entities
Loans and accounts receivable as well as contingent loans that correspond to related entities are as follows:

	As of December 31,
	2024				2023				2022
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable
Commercial loans	922,232	23,570	2,557	-	750,419	49,284	3,272	978	680,624	118	3,185	280
Mortgage loans	-	-	33,179	-	-	-	29,809	-	-	-	30,479	-
Consumer loans	-	-	3,729	875	-	-	6,388	-	-	-	6,540	-
Loans and accounts receivable	922,232	23,570	39,465	875	750,419	49,284	39,469	978	680,624	118	40,204	280

Allowance for loan losses	(809)	(28)	(498)	-	(1,037)	(50)	(361)	(19)	(2,213)	(8)	(164)	(10)
Net loans	921,423	23,542	38,967	875	749,382	49,234	39,108	959	678,411	110	40,040	270

Guarantees	1,031	-	31,590	110	1,032	-	31,489	115	-	-	-	-

Contingent loans
Personal guarantees	-	-	-	-	-	-	-	-	-	-	-	-
Letters of credit	9,787	-	-	-	1,960	-	-	-	19,162	-	-	-
Guarantees	20,313	-	-	394	438	-	-	343	30,422	-	-	-
Contingent loans	30,100	-	-	394	2,398	-	-	343	49,584	-	-	-

Allowance for contingent loans	(21)	-	-	(8)	(4)	-	-	-	(41)	-	-	-
Net contingent loans	30,079	-	-	386	2,394	-	-	343	49,543	-	-	-

Schedule of Loan Activity to Related Parties
Loan activity to related parties during 2024, 2023 and 2022 is shown below:

	As of December 31,
	2024				2023				2022
	Group entities	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other	Group entities (*)	Associates entities	Key Personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1,	752,817	49,284	39,469	1,321	730,208	118	40,204	280	607,378	192	29,889	219
Loans granted	274,130	4,025	13,638	90	101,819	65,320	13,177	5,389	179,540	29	18,115	156
Loans payments	(74,615)	(29,739)	(13,642)	(142)	(79,210)	(16,154)	(13,912)	(4,348)	(56,710)	(103)	(7,800)	(95)
Total	952,332	23,570	39,465	1,269	752,817	49,284	39,469	1,321	730,208	118	40,204	280
(*)Loans with non-controlled companies (not-consolidated) amount MCh$3,348, MCh$27,544 and MCh$1,174 as of December 31, 2024, 2023 and 2022, respectively.

Schedule of Assets and Liabilities With Related Parties	Assets and liabilities with related parties

	As of December 31,
	2024				2023				2022
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	162,452	-	-	-	666,062	-	-	-	280,364	-	-	-
Financial assets at FVTPL
Financial derivative contracts	1,120,543	11,134	-	-	967,020	267,679	-	-	1,190,683	386,494	-	-
Other assets	885,307	686,884	-	-	686,950	550,400	-	-	676,850	287,053	-	-

Liabilities
Financial liabilities at FVTPL
Financial derivative contracts	1,757,184	13,143	-	-	1,255,740	370,314	-	-	1,695,284	326,149	-	-
Financial liabilities at amortised cost
Deposits and other demand liabilities	28,446	1,007	3,260	407	54,033	1,272	3,833	502	73,193	-	4,398	833
Time deposits and other time liabilities	140,475	-	4,996	69	145,649	-	9,894	1,589	10,376	-	9,442	1,102
Obligations under repurchase agreements	265,474	-	-	-	129,321	-	-	-	64,547	-	-	18,135
Interbank borrowing	85,325	-	-	-	33,693	-	-	-	224,798	-	-	-
Issued debt instruments	941,320	-	-	-	1,081,123	-	-	-	1,001,310	-	-	-
Other financial liabilities	236,998	664,461	-	-	257,915	435,093	-	-	267,130	325,070	-	-

Schedule of Income (Expense) Recorded Due to Transactions With Related Parties	Income (expense) recorded due to transactions with related parties

	For the years ended December 31,
	2024				2023				2022
	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other	Group entities	Associates entities	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income and inflation-indexation adjustments	(9,081)	2,581	2,133	71	(45,542)	1,471	1,717	(41)	(44,196)	(13)	4,198	79
Fee and commission income and expenses	170,996	(63,150)	208	21	176,603	87,987	250	24	157,236	86,581	261	15
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	329,701	134,224	-	-	233,651	(162,980)	-	-	(690,780)	(47,993)	(217)	27
Other operating income and expenses	3,755	(588)	-	-	964	(734)	-	-	1,311	(619)	-	-
Key personnel compensation and expenses	-	-	(41,598)	-	-	-	(43,941)	-	-	-	(32,739)	-
Administrative and other expenses	(123,221)	(4,677)	-	-	(95,561)	(1,120)	-	-	(78,435)	(82,771)	-	-
(*)Primarily relates to derivative contracts used to financial hedge of exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.

Schedule of Business Operations of the Bank With their Clients
Single transaction in the period with related parties not legal persons, which are not usual business operations of the Bank with their clients, and that exceed UF 2,000 (USD 77,289)

As of December 31, 2024			Description of the transactions			Effect on income statements		Effect on balance sheet
Business name	Country	Nature of relationship with the Bank	Type of service	Term	Renewal	Income MCh$	Expenses MCh$	Account receivable MCh$	Account payable MCh$
Banco Santander, S.A.	Spain	Group	Advisory services	Monthly	Contractual	-	21,898	-	1,264
Santander Back-Offices Globales Mayoristas, S.A.	Spain	Group	Servicios de BackOffice	Monthly	Contractual	-	3,554	-	-
Santander Chile Holding S.A.	Chile	Group	Leases	Monthly	Contractual	266	-	1	-
Santander Factoring S.A.	Chile	Group	Leases, Custody and gateway	Monthly	Contractual	44	412	20	103
Bansa Santander S.A.	Chile	Group	Accounting services	Monthly	Contractual	4	83	-	-
Gesban Santander Servicios Profesionales Contables Limitada	Chile	Group	Advisory services	Monthly	Contractual	57	762	-	-
Santander Global Services, S.L. Unipersonal	Spain	Group	Leases	Monthly	Contractual	-	643	-	-
Santander Investment Chile Limitada	Chile	Group	IT Services	Monthly	Contractual	-	4,925	3	310
Santander Global Technology and Operations Chile limitada	Chile	Group	Institucional services	Monthly	Contractual	-	372	-	14
Universia Chile S.A.	Chile	Group	Procurement Services	Monthly	Contractual	7	435	-	84
Aquanima Chile S.A.	Chile	Group	Leases and others	Monthly	Contractual	-	1,904	-	351
Santander Asset Management S.A. Administradora General de Fondos	Chile	Group	Derivatives clearing	Monthly	Contractual	-	483	9,335	81
Centro de Compensación Automatizado S.A.	Chile	Associated	Card operator	Monthly	Contractual	-	3,501	-	-
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Chile	Associated	Sale channel service	Monthly	Contractual	-	733	-	-
Zurich Santander Seguros Generales Chile S.A.	Chile	Associated	IT Services and Service desk	Monthly	Contractual	187	-	1,883	-
F1rst Tecnologia e Inovação Ltda.	Brazil	Group	IT Services and Operations	Monthly	Contractual	-	26,816	-	-
Santander Global Technology and Operations, S.L. Unipersonal	Spain	Group	Digital payments	Monthly	Contractual	-	57,379	132	-
PagoNxt Trade Services, S.L.	Spain	Group	IT Services	Monthly	Contractual	-	620	-	-
Klare Corredora de Seguros S.A.	Chile	Group	Data processing and transmission	Monthly	Contractual	78	-	267	-
Universia Holding, S.L.	Spain	Group	Advisory services	Monthly	Contractual	-	77	-	-
Santander Global Cards & Digital Solutions, S.L.	Spain	Group	Advisory services	Monthly	Contractual	-	515	-	-
NOTE 34 - TRANSACTIONS WITH RELATED PARTIES, continued

As of December 31, 2023			Description of the transactions			Effect on income statements		Effect on balance sheet
Business name	Country	Nature of relationship with the Bank	Type of service	Term	Renewal	Income MCh$	Expenses MCh$	Account receivable MCh$	Account payable MCh$
Banco Santander, S.A.	Spain	Group	Consulting Services	Monthly	Contractual	-	18,929	-	18,715
Santander Back-Offices Globales Mayoristas, S.A.	Spain	Group	Back Office services	Monthly	Contractual	-	3,216	-	-
Santander Chile Holding S.A.	Chile	Group	Leases	Monthly	Contractual	255	-	2	-
Santander Factoring S.A.	Chile	Group	Leases, Custody and Portal	Monthly	Contractual	42	418	20	51
Gesban Santander Servicios Profesionales Contables Limitada	Chile	Group	Accounting Services	Monthly	Contractual	60	1,104	-	-
Santander Global Services, S.L.	Spain	Group	Consulting services	Monthly	Contractual	-	639	-	-
Santander Investment Chile Limitada	Chile	Group	Leases	Monthly	Contractual	-	4,725	-	29
Santander Global Technology and Operations Chile limitada	Chile	Group	IT Services	Monthly	Contractual	-	306	-	9
Universia Chile S.A.	Chile	Group	Institutional Services	Monthly	Contractual	4	377	-	-
Aquanima Chile S.A.	Chile	Group	Procurement Services	Monthly	Contractual	-	1,943	-	112
Santander Asset Management S.A. Administradora General de Fondos	Chile	Group	Leases and Other	Monthly	Contractual	-	676	747	78
Centro de Compensación Automatizado S.A.	Chile	Associated	Derivatives clearing	Monthly	Contractual	-	3,615	-	-
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Chile	Associated	Card operator	Monthly	Contractual	-	646	-	-
Zurich Santander Seguros Generales Chile S.A.	Chile	Associated	Channel Usage Services	Monthly	Contractual	205	-	1,667	-
F1rst Tecnologia e Inovação Ltda.	Brazil	Group	IT Services and Service Desk	Monthly	Contractual	-	8,723	-	-
Santander Global Technology and Operations, S.L. Unipersonal	Spain	Group	IT services and Ops,	Monthly	Contractual	-	52,948	-	-
PagoNxt Trade Services, S.L.	Spain	Group	Digital payments	Monthly	Contractual	-	400	-	-
Mercury Trade Finance Solutions, S.p.A.	Chile	Group	IT Services	Monthly	Contractual	-	183	-	-
Banco Santander, S.A.	Spain	Group	Advisory services	Monthly	Contractual	-	18,929	-	18,715

Schedule of Personnel Salaries and Expenses
The compensation received by key management personnel, including Board members and all the executives holding manager positions shown in the “Personnel salaries and expenses” and/or “Administrative expenses” items of the Consolidated Statements of Income, corresponds to the following categories:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Personnel compensation	21,652	21,409	20,280
Board members’ salaries and expenses	1,794	1,711	1,692
Bonuses or gratifications	17,814	16,402	17,794
Stock-based benefits (*)	(825)	2,119	(1,169)
Seniority compensation	15	2,312	6
Pension plans	–	(1,251)	849
Training expenses	–	38	50
Health funds	393	374	357
Other personnel expenses	755	(386)	791
Total	41,598	42,728	40,650
(*)Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.

Schedule of Composition of the Bank’s Key Personnel
As of December 31, 2024, 2023 and 2022, the composition of the Bank’s key personnel is as follows:

	N° of executives
Position	As of December 31,
	2024	2023	2022
Director	11	11	11
Manager	125	122	124
Total key personnel	136	133	135